INVESTMENT IN JOINT VENTURE - Financial Impact of JV (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Total current assets	$ 148,541	$ 67,160
Total current liabilities	(17,946)	(18,415)
JCU
Statement [Line Items]
Total current assets	525	2,273
Total non-current assets	38,666	38,371
Total current liabilities	(381)	(1,949)
Total non-current liabilities	(4,230)	(86)
Total net assets	$ 34,580	$ 38,609